REVENUE - Revenue by End Markets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disaggregation of Revenue [Line Items]
Net revenue	$ 6,510	$ 6,833	$ 6,848
Pharmaceutical and Biopharmaceutical Market
Disaggregation of Revenue [Line Items]
Net revenue	2,242	2,433	2,515
Chemical and Advanced Materials Market
Disaggregation of Revenue [Line Items]
Net revenue	1,495	1,543	1,521
Diagnostics and Clinical Market
Disaggregation of Revenue [Line Items]
Net revenue	964	966	963
Food Market
Disaggregation of Revenue [Line Items]
Net revenue	592	628	617
Academia and Government Market
Disaggregation of Revenue [Line Items]
Net revenue	567	601	576
Environmental and Forensics Market
Disaggregation of Revenue [Line Items]
Net revenue	$ 650	$ 662	$ 656